STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions	The Group		The Group Debt securities	The Group Equity shares	The Bank	The Bank Debt securities	The Bank Equity shares	Total The Group		Total The Group Debt securities	Total The Group Equity shares	Total The Bank	Total The Bank Debt securities	Total The Bank Equity shares	Share capital and premium The Group	Share capital and premium The Bank	Other reserves The Group		Other reserves The Group Debt securities	Other reserves The Group Equity shares	Other reserves The Bank	Other reserves The Bank Debt securities	Other reserves The Bank Equity shares	Retained profits The Group		Retained profits The Bank	Other equity instruments The Group		Other equity instruments The Bank	Non- controlling interests The Group
At 1 January at Dec. 31, 2018	£ 39,750				£ 51,985			£ 36,460				£ 48,768			£ 2,174	£ 2,174	£ 6,965				£ 1,543			£ 27,321		£ 45,051	£ 3,217		£ 3,217	£ 73
Comprehensive income
Profit for the year	2,836				2,446			2,515				2,165												2,515		2,165	281		281	40
Post-retirement defined benefit scheme remeasurements, net of tax	(1,117)				(576)			(1,117)				(576)												(1,117)		(576)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities/ Equity shares			£ (159)	£ 12		£ (178)	£ 12			£ (159)	£ 12		£ (178)	£ 12					£ (159)	£ 12		£ (178)	£ 12
Gains and losses attributable to own credit risk, net of tax	(306)				(306)			(306)				(306)												(306)		(306)
Movements in cash flow hedging reserve, net of tax	446				339			446				339					446				339
Movements in foreign currency translation reserve, net of tax	(2)				6			(2)				6					(2)				6
Total other comprehensive income	(1,126)				(703)			(1,126)				(703)					297				179			(1,423)		(882)
Total comprehensive income for the year	1,710				1,743			1,389				1,462					297				179			1,092		1,283	281		281	40
Transactions with owners
Dividends (note 36)	(4,138)				(4,100)			(4,100)				(4,100)												(4,100)		(4,100)				(38)
Distributions on other equity instruments	(281)				(281)																						(281)		(281)
Issue of other equity instruments (note 35)	1,648				(1,648)																			0		0	1,648		(1,648)
Redemptions of other equity instruments (note 35)																								0		0
Capital contributions received	229				229			229				229												229		229
Return of capital contributions	(5)				(5)			(5)				(5)												(5)		(5)
Change in non-controlling interests	(14)																							0		0				(14)
Total transactions with owners	(2,561)				(2,509)			(3,876)				(3,876)												(3,876)		(3,876)	1,367		1,367	(52)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0				0												12				12			(12)		(12)
At 31 December at Dec. 31, 2019	38,899				51,219			33,973				46,354			2,174	2,174	7,250				1,710			24,549		42,470	4,865		4,865	61
Comprehensive income
Profit for the year	1,466				641			1,023				224												1,023		224	417		417	26
Post-retirement defined benefit scheme remeasurements, net of tax	113				(102)			113				(102)												113		(102)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities/ Equity shares			(20)	(16)		(89)	4			(20)	(16)		(89)	4					(20)	(16)		(89)	4
Gains and losses attributable to own credit risk, net of tax	(55)				(55)			(55)				(55)												(55)		(55)
Movements in cash flow hedging reserve, net of tax	(49)				(240)			(49)				(240)					(49)				(240)
Movements in foreign currency translation reserve, net of tax	0				1							1									1
Total other comprehensive income	(27)				(481)			(27)				(481)					(85)				(324)			58		(157)
Total comprehensive income for the year	1,439				160			996				(257)					(85)				(324)			1,081		67	417		417	26
Transactions with owners
Dividends (note 36)	(7)																							0		0				(7)
Distributions on other equity instruments	(417)				(417)																						(417)		(417)
Issue of other equity instruments (note 35)	1,070				1,070																			0		0	1,070		1,070
Redemptions of other equity instruments (note 35)																								0		0
Capital contributions received	140				140			140				140												140		140
Return of capital contributions	(4)				(4)			(4)				(4)												(4)		(4)
Change in non-controlling interests	(2)																							0		0				(2)
Total transactions with owners	780				789			136				136												136		136	653		653	(9)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0				0												(16)				4			16		(4)
At 31 December at Dec. 31, 2020	41,118				52,168			35,105				46,233			2,174	2,174	7,181				1,382			25,750		42,677	5,935		5,935	78
Comprehensive income
Profit for the year	5,202				3,593			4,826				3,249												4,826		3,249	344		344	32
Post-retirement defined benefit scheme remeasurements, net of tax	1,062				556			1,062				556												1,062		556
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities/ Equity shares			£ 196	£ 1		£ 91	£ 1			£ 196	£ 1		£ 91	£ 1					£ 196	£ 1		£ 91	£ 1
Gains and losses attributable to own credit risk, net of tax	(52)				(52)			(52)				(52)												(52)		(52)
Movements in cash flow hedging reserve, net of tax	(1,958)				(647)			(1,958)				(647)					(1,958)				(647)
Movements in foreign currency translation reserve, net of tax	(19)				(2)			(19)				(2)					(19)				(2)
Total other comprehensive income	(770)				(53)			(770)				(53)					(1,780)				(557)			1,010		504
Total comprehensive income for the year	4,432	[1]			3,540			4,056	[1]			3,196					(1,780)	[1]			(557)			5,836	[1]	3,753	344	[1]	344	32	[1]
Transactions with owners
Dividends (note 36)	(2,914)				(2,900)			(2,900)				(2,900)												(2,900)		(2,900)				(14)
Distributions on other equity instruments	(344)				(344)																						(344)		(344)
Issue of other equity instruments (note 35)	1,549				1,549			(1)				(1)												(1)		(1)	1,550		1,550
Redemptions of other equity instruments (note 35)	(3,226)				(3,226)			(9)				(9)												(9)		(9)	(3,217)		(3,217)
Capital contributions received	164				164			164				164												164		164
Return of capital contributions	(4)				(4)			(4)				(4)												(4)		(4)
Change in non-controlling interests	(3)							(1)																(1)		0				(2)
Total transactions with owners	(4,778)				(4,761)			(2,751)				(2,750)												(2,751)		(2,750)	(2,011)		(2,011)	(16)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0				0												1				1			(1)		(1)
At 31 December at Dec. 31, 2021	£ 40,772				£ 50,947			£ 36,410				£ 46,679			£ 2,174	£ 2,174	£ 5,400				£ 824			£ 28,836		£ 43,681	£ 4,268		£ 4,268	£ 94

[1]	Total comprehensive income attributable to owners of the parent was £4,400 million (2020: £1,413 million; 2019: £1,670 million).